Notes Payable and Stock Purchase Warrants - Stock Purchase Warrants (Details)		12 Months Ended		23 Months Ended
	Dec. 07, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 06, 2015
Stock Purchase Warrants
Warrant liability | $		$ 197,000
Exchange ratio				2.0975
Oxford Notes | Senseonics Reverse Merger Agreement | Warrants Shares Exchanged in Reverse Capitalization | Common Stock
Stock Purchase Warrants
Number of shares called by warrants	167,573
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.79
Exchange ratio	2.0975
Oxford Notes | Warrant liability | Senseonics Reverse Merger Agreement | Warrants Shares Exchanged in Reverse Capitalization | Common Stock
Stock Purchase Warrants
Warrant liability | $	$ 205,150
Oxford Notes | Oxford Stock Purchase Warrants | Warrant liability
Stock Purchase Warrants
Number of warrants issued		4
Term of stock purchase warrants		10 years
Exercise price of warrant (in dollars per share) | $ / shares		$ 3.75
Convertible Notes | Convertible Notes Stock Purchase Warrants | Senseonics Reverse Merger Agreement | Warrants Shares Exchanged in Reverse Capitalization | Common Stock
Stock Purchase Warrants
Number of shares called by warrants	4,843,031
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.79
Exchange ratio	2.0975
Convertible Notes | Preferred Stock | Convertible Notes Stock Purchase Warrants
Stock Purchase Warrants
Term of stock purchase warrants			10 years
Series D Preferred Stock | Oxford Notes | Oxford Stock Purchase Warrants | Warrant liability
Stock Purchase Warrants
Number of shares called by warrants		79,892
Series D Preferred Stock | Convertible Notes | Preferred Stock | Convertible Notes Stock Purchase Warrants
Stock Purchase Warrants
Number of shares called by warrants			2,308,972
Exercise price of warrant (in dollars per share) | $ / shares			$ 3.75